UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2013

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (C) — 98.5%

CAYMAN ISLANDS — 91.0%
Alesco Preferred Funding, Ser 2005-7A, Cl B
1.084%, 07/23/35 (A)(B)	$4,000,000	$600,000
AMMC CDO, Ser 2012-11A
10/30/23 (B)(F)	11,765,000	10,470,850
AMMC CLO, Ser 2011-9A
01/15/22 (B)(F)	5,000,000	4,650,000
AMMC CLO, Ser 2012-10A
04/11/22 (B)(F)	6,250,000	6,000,000
Battalion CLO, Ser 2012-2A
11/15/19 (B)(F)	31,550,000	27,764,000
Battalion CLO, Ser 2012-2A, Cl C
4.304%, 11/15/19 (A)(B)	6,000,000	5,999,400
Battalion CLO, Ser 2012-2A, Cl D
5.554%, 11/15/19 (A)(B)	10,850,000	10,249,344
Battalion CLO, Ser 2012-3A
1/18/25 (B)(F)	39,200,000	36,456,000
Benefit Street Partners CLO II Warehouse Note (F)	25,000,000	25,243,400
Benefit Street Partners CLO, Ser 2012-IA
10/15/23 (B)(F)	8,650,000	7,958,000
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.899%, 10/15/23 (A)(B)	7,000,000	6,797,140
Benefit Street Partners CLO, Ser 2012-IA, Cl D
5.899%, 10/15/23 (A)(B)	4,000,000	3,550,720
Brentwood CLO, Ser 2006-1A, Cl B
1.118%, 02/01/22 (A)(B)	10,250,000	8,661,250
Brentwood CLO, Ser 2006-1A, Cl C
1.898%, 02/01/22 (A)(B)	8,500,000	7,330,570
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.552%, 04/20/22 (A)(B)	12,975,000	11,911,050
Cerberus Offshore Levered I L.P., Ser 2012-1A, Cl B
5.071%, 11/30/18 (A)(B)	5,000,000	5,039,500
Claris III Jr.
0.599%, 08/04/21	28,295,463	25,748,871
Colts Trust, Ser 2005-2A, Cl D
2.130%, 12/20/18 (A)(B)	785,944	770,225
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl A3A
0.934%, 03/23/23 (A)(B)	5,500,000	4,372,500
Crown Point CLO II Warehouse Note (F)	5,500,000	5,500,000
Eastland CLO, Ser 2007-1A, Cl B
0.998%, 05/01/22 (A)(B)	12,750,000	10,200,000
Eastland CLO, Ser 2007-1A, Cl C
1.798%, 05/01/22 (A)(B)	2,000,000	1,495,000
Figueroa CLO, Ser 2013-1I
03/21/24 (F)	17,500,000	17,500,000
Fortress Credit Funding, Ser 2012-5A, Cl B
5.090%, 08/15/22 (A)(B)	21,015,000	20,542,162
Fortress Credit Funding, Ser 2012-5A, Cl C
6.040%, 08/15/22 (A)(B)	23,200,000	21,518,000
Fortress Credit Funding, Ser 2012-5A, Cl D
6.540%, 08/15/22 (A)(B)	5,200,000	5,042,960
Fortress Credit Funding, Ser 2012-5I, Cl E
6.540%, 08/15/22 (A)	19,800,000	18,370,440
Fortress Credit Funding, Ser 2012-6A, Cl C
6.040%, 08/15/22 (A)(B)	9,860,000	9,145,150
Fortress Credit Funding, Ser 2012-6A, Cl D
6.540%, 08/15/22 (A)(B)	2,210,000	2,143,258
Foxe Basin CLO, Ser 2003-1A, Cl C
3.530%, 12/15/15 (A)(B)	5,645,409	5,476,047
Freidbergmilstein Private Capital Fund
01/15/19 (F)	1,000,000	15,000
Gannett Peak CLO, Ser 2006-1A, Cl C
1.820%, 10/27/20 (A)(B)	2,500,000	2,216,525
Gem Ligos II, Ser 2006-3A, Cl A2
0.997%, 03/23/21 (A)(B)	32,500,000	29,331,250
Gem Ligos II, Ser 2006-3A, Cl B
1.947%, 03/23/21 (A)(B)	12,085,000	10,634,800
GEMC, Ser 2005-8A, Cl A3
1.310%, 06/23/17 (A)(B)	10,000,000	9,580,000
Gleneagles CLO, Ser 2005-1A, Cl C
1.199%, 11/01/17 (A)(B)	22,000,000	18,040,000
Grayson CLO, Ser 2006-1A, Cl B
0.998%, 11/01/21 (A)(B)	10,338,000	8,373,780
Grayson CLO, Ser 2006-1A, Cl C
1.848%, 11/01/21 (A)(B)	17,000,000	12,112,500
Great Lakes CLO, Ser 2012-1A
01/15/23 (B)(F)	21,336,000	21,336,000
Great Lakes CLO, Ser 2012-1A, Cl E
6.074%, 01/15/23 (A)(B)	12,897,000	11,800,755
Highbridge Loan Management, Ser 2012-1A, Cl D
6.030%, 09/20/22 (A)(B)	7,250,000	6,945,500
JFIN CLO, Ser 2012-1A, Cl C
4.802%, 07/20/23 (A)(B)	5,750,000	5,670,995
KKR CLO, Ser 2012-1A, Cl C
4.809%, 12/15/24 (A)(B)	1,693,000	1,700,449
KVK CLO, Ser 2012-2A
02/10/25 (B)(F)	33,573,000	30,719,295
KVK CLO, Ser 2013-1A
04/14/25 (B)(F)	29,725,000	24,671,750
Liberty CLO, Ser 2005-1A, Cl B
1.199%, 11/01/17 (A)(B)	25,000,000	21,966,500
MC Funding, Ser 2006-1A, Cl E
4.030%, 12/20/20 (A)(B)	12,760,000	11,458,225
Muir Woods CLO, Ser 2012-1A
09/14/23 (B)(F)	6,500,000	5,525,000
Neuberger Berman CLO, Ser 2012-12A
07/25/23 (B)(F)	18,936,000	16,284,960

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2013

Description	Par Value	Fair Value
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.301%, 07/25/23 (A)(B)	$5,717,000	$5,731,750
Neuberger Berman CLO, Ser 2012-13A
01/23/24 (B)(F)	22,737,000	18,758,025
Newstar Trust, Ser 2007-1A, Cl A1
0.527%, 09/30/22 (A)(B)	7,952,421	7,693,967
OCP CLO, Ser 2012-2A
11/22/23 (B)(F)	18,445,000	17,153,850
OZLM Funding, Ser 2012-1A, Cl C
5.728%, 07/22/23 (A)(B)	5,000,000	5,058,500
Red River CLO, Ser 2006-1A, Cl B
0.749%, 07/27/18 (A)(B)	15,000,000	13,537,500
Red River CLO, Ser 2006-1A, Cl C
1.019%, 07/27/18 (A)(B)	16,000,000	13,360,000
Red River CLO, Ser 2006-1A, Cl D
1.949%, 07/27/18 (A)(B)	23,296,000	18,170,880
Regatta II Funding
0.276%, 12/31/49 (A)(B)	10,725,000	10,188,750
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.599%, 08/01/21 (A)(B)	5,776,491	5,401,019
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.799%, 08/01/21 (A)(B)	21,219,000	18,672,720
Rockwall CDO, Ser 2006-1A, Cl A2L
0.948%, 08/01/21 (A)(B)	13,638,055	11,319,586
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.548%, 08/01/24 (A)(B)	28,326,455	26,060,339
Salus CLO, Ser 2012-1A, Cl D
8.308%, 03/05/21 (A)(B)	5,000,000	5,020,500
Salus CLO, Ser 2012-1I, Cl E
10.808%, 03/05/21 (A)	7,500,000	7,530,750
Sapphire Valley CDO, Ser 2006-1A, Cl B
0.739%, 12/15/22 (A)(B)	10,000,000	8,713,000
Shackleton I CLO, Ser 2012-1A
08/14/23 (B)(F)	8,000,000	6,560,000
Valhalla CLO, Ser 2004-1A
08/01/16 (B)(F)	6,500,000	2,145,000
Valhalla CLO, Ser 2004-1A, Cl A2
1.099%, 08/01/16 (A)(B)	2,979,407	2,830,437
Venture CDO, Ser 2012-10A
07/20/22 (B)(F)	9,647,000	9,357,590
Venture CDO, Ser 2012-10A, Cl F
7.302%, 07/20/22 (A)(B)	5,000,000	4,750,000
Venture CDO, Ser 2012-11A
11/14/22 (B)(F)	14,236,000	12,634,450
Venture CDO, Ser 2012-12A
02/28/24 (B)(F)	38,240,000	34,798,400
West CLO, Ser 2012-1A
10/30/23 (B)(F)	6,550,000	5,960,500
Wind River CLO, Ser 2012-1A, Cl E
5.809%, 01/15/24 (A)(B)	10,000,000	9,200,000
Zais Investment Grade, Ser 9A, Cl B
1.150%, 04/27/52 (A)(B)	29,000,000	19,140,000
Zohar CDO, Ser 2007-3A, Cl A2
0.830%, 04/15/19 (A)(B)	100,000,000	62,000,000
Zohar CDO, Ser 2007-3A, Cl A3
1.030%, 04/15/19 (A)(B)	56,000,000	32,200,000

		968,836,634

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2013

Description	Par Value/Shares	Fair Value
IRELAND — 2.0%
ICE EM CLO, Ser 2007-1A, Cl A2
1.065%, 08/15/22 (A)(B)	$12,875,000	$11,651,875
ICE EM CLO, Ser 2007-1A, Cl A3
1.315%, 08/15/22 (A)(B)	11,826,000	10,052,100

		21,703,975

UNITED STATES — 5.5%
Ivy Hill IV
07/03/21 (F)	48,286,977	47,804,107
NXT Capital CLO, Ser 2012-1A, Cl E
7.802%, 07/20/22 (A)(B)	10,286,000	10,260,285

		58,064,392

Total Asset-Backed Securities
(Cost $1,001,105,828)		1,048,605,001

MONEY MARKET FUND — 1.2%

UNITED STATES — 1.2%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.020% (D) (E)	13,242,060	13,242,060

Total Money Market Fund (Cost $13,242,060)		13,242,060

Total Investments — 99.7% (Cost $1,014,347,888) (G)		$1,061,847,061

Percentages based on Limited Partners’ Capital of $1,064,886,416.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of March 31, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2013, the market value of the Rule 144A positions amounted to $900,892,433 or 84.8% of total investments in securities.
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2013 was $1,048,605,001 and represented 98.5% of Limited Partners’ Capital.
(D)	Rate shown is the 7-day effective yield as of March 31, 2013.
(E)	Investment in affiliated security.
(F)	Represents equity / residual tranche.
(G)	The aggregate cost of investments for tax purposes was $1,014,347,888. Net unrealized appreciation on investments for tax purposes was $47,499,173 consisting of $69,436,087 of gross unrealized appreciation and $(21,936,914) of gross unrealized depreciation.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$1,048,605,001	$1,048,605,001
Money Market Fund	13,242,060	—	—	13,242,060

Total Investments in Securities	$13,242,060	$—	$1,048,605,001	$1,061,847,061

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset-Backed Securities
Beginning balance as of January 1, 2013	$924,671,244
Accrued discounts/premiums	7,759,629
Realized gain/(loss)	7,031,650
Change in unrealized appreciation/(depreciation)	(2,175,609)
Proceeds from Sales	(66,002,174)
Purchases	177,320,261

Ending balance as of March 31, 2013	$1,048,605,001

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$3,434,496

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 29, 2013

By (Signature and Title)	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Treasurer

Date: May 29, 2013